Leases (Tables)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Leases
Charter-in vessels in operation
December 31, 2020	$2,178
December 31, 2021	2,172
December 31, 2022	2,132
December 31, 2023	2,081
December 31, 2024	2,086
December 31, 2025 and thereafter	9,222
Total	$19,871
Operating lease liabilities, including current portion	$14,201
Discount based on incremental borrowing rate	$5,670